As filed with the Securities and Exchange Commission on February 26, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.1%
440,643	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	440,739
2,708,750	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	2,740,837
1,473,750	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^¥	05/15/2043	1,047,350
2,000,000	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66%	^	12/15/2038	2,017,770
4,937,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	5,006,650
935,480	Sapphire Aviation Finance Ltd., Series 2018-1A-B	5.93%	^	03/15/2040	947,393

Total Asset Backed Obligations (Cost $12,495,966)					12,200,739

Bank Loans - 8.8%
25,000	8th Avenue Food & Provisions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.10%		¥10/01/2025	24,552
90,000	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.56%		¥10/13/2025	88,875
497,481	Acrisure, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		11/22/2023	483,492
497,500	Airxcel, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		¥04/28/2025	470,138
69,850	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		¥08/01/2025	69,152
487,550	Aleris International, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.75%)	7.25%		02/27/2023	484,427
285,000	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		07/28/2022	272,888
500,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	10.05%		06/16/2025	463,215
442,200	American Tire Distributors Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.64%		08/30/2024	364,079
525,000	Asurion, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	9.02%		08/04/2025	520,737
205,000	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.09%		07/25/2025	200,260
471,931	Avantor, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.57%		11/21/2024	458,658
	Avaya, Inc., Senior Secured First Lien Term Loan
188,572	(2 Month LIBOR USD + 4.25%)	6.70%		12/16/2024	182,561
307,669	(1 Month LIBOR USD + 4.25%)	6.71%		12/16/2024	297,862
164,583	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	7.52%		09/25/2024	158,165
	BI-LO, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.00% Floor)
169,150	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.62%		05/31/2024	162,524
169,150	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.44%		05/31/2024	162,524
159,200	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.78%		05/31/2024	152,964
505,000	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	7.05%		10/02/2025	488,353
	Brand Energy & Infrastructure Services Inc, Senior Secured First Lien Term Loan
45,654	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.76%		06/21/2024	43,474
236,654	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.73%		06/21/2024	225,346
805,950	Brazos Delaware II, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.47%		05/21/2025	742,147
260,000	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	6.27%		08/01/2025	252,711
496,222	Constellis Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.52%		04/19/2024	476,373
482,575	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		06/02/2025	352,280
500,000	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.41%		¥07/03/2020	464,375
500,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	9.63%		05/01/2025	462,500
567,500	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.81%		02/06/2025	548,347
497,500	EnergySolutions, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		¥05/09/2025	462,675
496,183	Explorer Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		05/02/2023	481,092
345,000	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		10/01/2025	329,906
500,000	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.28%		03/28/2022	492,082
500,000	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.50%		03/01/2024	385,000
205,000	Gentiva Health Services, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.56%		07/02/2026	205,000
481,013	Go Wireless, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.50%, 1.00% Floor)	9.02%		12/22/2024	467,984
496,222	Greenway Health, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.56%		¥02/16/2024	483,816
	Gulf Finance, LLC, Senior Secured First Lien Term Loan
194,696	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	8.06%		08/25/2023	150,160
317,663	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.78%		08/25/2023	244,997
350,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.52%		07/07/2025	346,500
395,182	ION Trading Technologies S.a.R.L, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.52%		11/21/2024	374,435
497,415	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.48%		10/20/2023	475,653
477,600	Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.31%		¥05/26/2025	441,780
543,638	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.56%		¥06/23/2025	511,019
496,231	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		06/30/2022	406,910
490,446	LSF9 Atlantis Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.38%		05/01/2023	468,172
182,666	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.52%		05/12/2025	171,021
333,333	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.77%		12/01/2025	325,210
330,000	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		11/28/2025	320,720
155,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	11.27%		11/30/2026	151,771
433,890	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	8.30%		09/30/2022	389,145
110,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.52%		10/19/2026	103,950
500,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	8.75%		02/13/2026	495,000
65,000	Polar US Borrower, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.19%		10/15/2025	62,725
500,000	PowerTeam Services, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	10.06%		¥03/06/2026	487,500
109,450	Renaissance Holding Corp, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		06/02/2025	102,131
321,849	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	7.28%		¥12/17/2021	259,692
75,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.50%)	8.90%		¥10/01/2026	74,625
311,583	SCS Holdings I Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		10/31/2022	308,078
496,241	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	7.02%		11/01/2024	478,872
800,975	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.72%		06/13/2025	780,454
308,675	Solenis International, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.71%		12/26/2023	299,415
140,000	Solenis International, L.P., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	11.21%		¥06/26/2026	133,000
190,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	9.27%		¥06/26/2026	183,825
54,863	SRS Distribution Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		05/23/2025	51,340
449,901	Summit Midstream Partners Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.52%		05/13/2022	442,777
496,084	Syncreon Global Finance (US) Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.78%		10/28/2020	438,260
500,000	The Edelman Financial Center, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.19%		07/20/2026	477,500
500,000	TKC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.00% Floor)	10.53%		02/01/2024	493,170
134,663	Travel Leaders Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.46%		01/25/2024	133,933
497,442	U.S. Renal Care, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	7.05%		12/30/2022	475,182
385,000	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.50%)	9.00%		¥08/27/2025	367,675
500,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	10.78%		¥10/27/2025	490,832
245,000	VeriFone Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.64%		08/20/2025	237,650
300,000	Verscend Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		08/27/2025	291,000
105,000	Web.Com Group, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.17%		10/10/2025	101,325
465,536	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%)	10.17%		10/09/2026	462,044
170,000	WeddingWire, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.29%		12/19/2025	167,450
335,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%)	10.65%		¥11/06/2026	333,325
152,600	Yak Access, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.52%		¥07/11/2025	128,184

Total Bank Loans (Cost $27,362,000)					26,018,941

Collateralized Loan Obligations - 13.7%
1,000,000	ALM LLC, Series 2015-12A-C1R2 (3 Month LIBOR USD + 2.65%, 2.65% Floor)	5.09%	^	04/16/2027	955,105
1,000,000	ARES Ltd., Series 2014-1A-SUB	8.79%	#^@	04/17/2026	344,331
1,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	6.31%	^	05/28/2030	985,883
1,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	5.42%	^	10/20/2030	956,918
1,000,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	6.04%	^	07/18/2029	985,966
1,000,000	Barings Ltd., Series 2016-3A-C (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.39%	^	01/15/2028	965,119
500,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	5.37%	^	07/20/2029	475,034
750,000	Barings Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%)	8.22%	^	07/20/2029	687,124
1,900,000	BlueMountain Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 7.50%)	9.97%	^	01/20/2029	1,894,391
1,000,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	5.37%	^	10/22/2030	937,434
1,000,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	6.04%	^	07/15/2030	973,148
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	8.69%	^	07/15/2030	918,871
1,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.19%	^	07/15/2031	1,348,164
2,500,000	Dryden Senior Loan Fund, Series 2014-33A-ER (3 Month LIBOR USD + 7.54%)	9.98%	^	10/15/2028	2,500,835
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	7.59%	^	01/15/2031	1,301,964
2,000,000	Dryden Senior Loan Fund, Series 2015-40A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.37%	^	08/15/2031	1,812,575
500,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%)	5.69%	^	07/15/2030	482,377
2,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	8.84%	^	10/15/2030	1,901,798
500,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	5.32%	^	04/20/2030	469,139
1,000,000	Greenwood Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 4.95%)	7.39%	^	04/15/2031	861,135
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	6.12%	^	10/22/2025	494,675
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	5.37%	^	10/20/2029	923,511
2,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	7.77%	^	01/20/2031	2,193,290
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	7.84%	^	01/15/2028	2,319,169
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D (3 Month LIBOR USD + 3.25%)	5.69%	^	10/18/2029	949,595
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	6.44%	^	07/15/2029	998,168
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.65%)	6.26%	^	11/14/2026	500,047
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D (3 Month LIBOR USD + 6.60%)	9.21%	^	11/14/2026	998,495
1,000,000	Octagon Investment Partners Ltd., Series 2015-1A-DU (3 Month LIBOR USD + 4.59%)	7.24%	^	05/21/2027	913,192
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	10.53%	^¥	07/15/2030	919,424
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	0.00%	#^@	03/17/2030	1,537,127
1,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	5.39%	^	04/15/2030	936,555
1,000,000	TCI-Cent Ltd., Series 2016-1A-D (3 Month LIBOR USD + 6.75%)	9.26%	^	12/21/2029	969,486
1,000,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	6.02%	^	07/20/2030	979,399
2,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.19%	^	01/15/2031	2,248,997
1,040,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	5.29%	^	11/20/2030	965,999

Total Collateralized Loan Obligations (Cost $43,151,503)					40,604,440

Foreign Corporate Bonds - 0.6%
2,000,000	AI Candelaria Spain SLU	7.50%		12/15/2028	1,932,740

Total Foreign Corporate Bonds (Cost $1,932,687)					1,932,740

Non-Agency Commercial Mortgage Backed Obligations - 16.4%
450,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.46%	#	01/12/2045	412,506
18,546,041	Benchmark Mortgage Trust, Series 2018-B1-XA	0.53%	#I/O	01/15/2051	684,545
18,335,300	CD Mortgage Trust, Series 2017-CD6-XA	0.98%	#I/O	11/13/2050	1,063,336
534,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^¥	02/10/2048	482,263
4,782,615	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.38%	#I/O	02/10/2048	309,601
470,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	371,438
864,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.57%	#^¥Þ	10/15/2045	121,565
44,961,958	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.36%	#I/O	01/10/2046	2,008,959
26,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XC	1.29%	#^I/O	06/10/2047	1,580,190
1,127,250	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^¥Þ	08/10/2047	785,316
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^¥Þ	08/10/2047	704,110
2,415,590	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^¥Þ	08/10/2047	666,985
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^¥Þ	08/10/2047	0
27,394,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-XD	1.02%	#^I/O	05/10/2048	1,610,469
566,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.48%	#	10/10/2048	560,692
5,297,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.23%	#^I/O¥	10/10/2048	370,020
94,421,400	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.78%	#I/O	07/10/2048	3,205,559
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-E	3.65%	#^¥	10/10/2048	1,218,696
549,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-E	4.15%	#^¥	02/10/2049	491,907
74,409,500	Core Industrial Trust, Series 2015-TEXW-XB	0.29%	#^I/O¥	02/10/2034	623,924
327,824	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.40%	^¥	07/25/2023	341,568
591,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	582,174
4,816,575	Great Wolf Trust, Series 2017-WFMZ-MC (1 Month LIBOR USD + 10.47%, 10.47% Floor)	13.08%	^¥	09/15/2019	4,935,457
81,269,817	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.45%	#I/O	03/10/2051	2,751,593
500,000	GS Mortgage Securities Trust, Series 2014-GC26-C	4.51%	#	11/10/2047	493,472
650,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^¥	11/10/2047	562,489
25,460,315	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.07%	#I/O	06/15/2045	891,651
441,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	438,034
37,286	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	37,071
10,765,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.97%	#^I/O¥	08/15/2046	444,776
557,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17-E	3.87%	#^¥Þ	01/15/2047	432,513
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^¥Þ	04/15/2047	2,466,817
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^¥Þ	04/15/2047	1,114,899
6,202,105	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^¥Þ	04/15/2047	2,138,424
5,169,590	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.09%	#I/O	01/15/2048	205,738
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	455,494
20,920,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XE	0.27%	#^I/O¥	05/15/2048	406,130
775,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	764,078
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50%	#^I/O¥	11/15/2048	465,886
1,766,171	Lone Star Portfolio Trust, Series 2015-LSP-D (1 Month LIBOR USD + 4.25%, 4.00% Floor)	6.71%	^	09/15/2028	1,783,684
5,079,926	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.89%	#^I/O	03/10/2049	338,692
1,220	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.79%	#	06/12/2050	1,219
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15-D	4.91%	#^	04/15/2047	490,830
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	480,378
595,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	508,180
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^¥	12/15/2047	684,422
525,000	Morgan Stanley Capital Trust, Series 2014-CPT-G	3.45%	#^¥	07/13/2029	503,379
1,191,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	9.36%	^	11/15/2034	1,172,598
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.76%	#^¥Þ	10/15/2045	458,996
23,293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-XF	1.13%	#^I/O	05/15/2048	1,374,650
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.60%	#	12/15/2048	683,566
55,709,145	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.71%	#I/O	03/15/2051	2,813,735

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $52,017,141)					48,494,674

Non-Agency Residential Collateralized Mortgage Obligations - 36.6%
2,144,530	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	5.10%	#	03/25/2036	1,742,706
1,103,289	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,092,693
12,693,563	BCAP LLC Trust, Series 2007-AB1-A5	4.93%	#ß	03/25/2037	8,308,328
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	3.63%	#^Þ	06/26/2036	5,048,126
1,053,920	BCAP LLC Trust, Series 2010-RR6-6A2	9.30%	#^	07/26/2037	911,894
1,929,071	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	1,451,952
2,036,149	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,528,886
2,152,103	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.19%	I/FI/O	05/25/2037	431,623
7,000,000	CIM Trust, Series 2016-1RR-B2	8.02%	#^Þ	07/26/2055	7,008,581
7,000,000	CIM Trust, Series 2016-2RR-B2	7.40%	#^Þ	02/25/2056	7,106,432
7,000,000	CIM Trust, Series 2016-3RR-B2	7.54%	#^Þ	02/27/2056	7,087,920
6,010,000	CIM Trust, Series 2017-3RR-B2	11.04%	#^Þ	01/27/2057	6,718,785
556,279	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	12.77%	^I/F	10/25/2035	641,065
3,668,740	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	5.55%	^	01/25/2036	3,687,298
2,541,185	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A6	5.75%		04/25/2037	2,352,331
2,009,536	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A16	6.00%		06/25/2037	1,943,152
1,342,427	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5 (1 Month LIBOR USD + 1.10%, 1.10% Floor, 7.00% Cap)	3.61%		02/25/2036	1,166,446
283,499	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	12.44%	I/F	02/25/2036	330,439
2,645,707	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	2,203,746
3,375,641	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	1,537,566
1,023,188	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	859,944
491,366	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	472,598
1,782,742	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	3.74%	#	11/25/2035	1,643,604
278,425	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	287,356
3,092,302	JP Morgan Resecuritization Trust, Series 2011-1-1A10	6.00%	#^	12/26/2036	2,960,318
3,262,164	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00%	#^	06/26/2037	3,050,455
1,308,542	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	1,337,372
1,866,962	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	1,515,750
311,145	Lehman XS Trust, Series 2005-2-1A2 (1 Month LIBOR USD + 0.70%, 0.35% Floor)	3.21%		08/25/2035	308,910
5,800,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	4.86%	^	04/25/2023	5,807,987
1,514,756	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	1,444,485
2,170,913	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	2,098,664
1,375,201	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	1,290,946
1,686,606	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,530,815
3,330,683	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	3,019,558
861,044	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	795,935
3,710,883	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	3,410,716
1,479,345	Residential Accredit Loans, Inc., Series 2007-QS6-A1 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.84%		04/25/2037	1,165,712
1,566,169	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,431,327
337,002	Residential Accredit Loans, Inc., Series 2007-QS6-A2 (-8 x 1 Month LIBOR USD + 55.58%, 55.58% Cap)	34.70%	I/F	04/25/2037	606,184
1,766,663	Residential Asset Securitization Trust, Series 2006-A6-1A12 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	4.59%	I/FI/O	07/25/2036	549,737
1,746,796	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	847,226
992,553	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	919,953
951,628	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	4.12%	#	02/25/2036	918,294
1,192,285	Velocity Commercial Capital Loan Trust, Series 2018-1-M4	5.01%	^	04/25/2048	1,168,040
704,161	Velocity Commercial Capital Loan Trust, Series 2018-1-M5	6.26%	^	04/25/2048	685,538
1,593,243	Velocity Commercial Capital Loan Trust, Series 2018-1-M6	7.26%	^	04/25/2048	1,539,108
4,182,743	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.51%	#ß	10/25/2036	2,418,401
2,228,813	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	2,166,678

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $104,702,216)					108,551,580

US Government and Agency Mortgage Backed Obligations - 37.8%
750,206	Federal Home Loan Mortgage Corporation, Series 3211-SI (-4 x 1 Month LIBOR USD + 27.67%, 27.67% Cap)	17.34%	I/FI/O	09/15/2036	507,391
1,533,685	Federal Home Loan Mortgage Corporation, Series 3236-ES (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.24%	I/FI/O	11/15/2036	251,221
980,617	Federal Home Loan Mortgage Corporation, Series 3256-S (-1 x 1 Month LIBOR USD + 6.69%, 6.69% Cap)	4.23%	I/FI/O	12/15/2036	158,877
799,899	Federal Home Loan Mortgage Corporation, Series 3292-SD (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.64%	I/FI/O	03/15/2037	109,764
6,527,878	Federal Home Loan Mortgage Corporation, Series 3297-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	4.30%	I/FI/O	04/15/2037	1,123,631
4,738,215	Federal Home Loan Mortgage Corporation, Series 3311-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	4.30%	I/FI/O	05/15/2037	752,896
4,698,548	Federal Home Loan Mortgage Corporation, Series 3311-IA (-1 x 1 Month LIBOR USD + 6.41%, 6.41% Cap)	3.95%	I/FI/O	05/15/2037	700,649
1,056,013	Federal Home Loan Mortgage Corporation, Series 3314-SH (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	3.94%	I/FI/O	11/15/2036	144,317
106,963	Federal Home Loan Mortgage Corporation, Series 3317-DS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	8.86%	I/F	05/15/2037	120,061
655,780	Federal Home Loan Mortgage Corporation, Series 3330-KS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.09%	I/FI/O	06/15/2037	79,239
156,166	Federal Home Loan Mortgage Corporation, Series 3339-AI (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.09%	I/FI/O	07/15/2037	22,431
3,169,172	Federal Home Loan Mortgage Corporation, Series 3339-TI (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap)	3.68%	I/FI/O	07/15/2037	471,622
2,223,450	Federal Home Loan Mortgage Corporation, Series 3374-SD (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	3.99%	I/FI/O	10/15/2037	234,363
406,355	Federal Home Loan Mortgage Corporation, Series 3382-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	3.84%	I/FI/O	11/15/2037	47,762
5,433,980	Federal Home Loan Mortgage Corporation, Series 3404-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.54%	I/FI/O	01/15/2038	703,769
367,664	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.19%	I/FI/O	03/15/2038	33,334
4,259,407	Federal Home Loan Mortgage Corporation, Series 3435-S (-1 x 1 Month LIBOR USD + 5.98%, 5.98% Cap)	3.52%	I/FI/O	04/15/2038	559,210
288,940	Federal Home Loan Mortgage Corporation, Series 3508-PS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.19%	I/FI/O	02/15/2039	31,807
1,343,779	Federal Home Loan Mortgage Corporation, Series 3725-CS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.54%	I/FI/O	05/15/2040	133,013
2,955,619	Federal Home Loan Mortgage Corporation, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	1.99%	I/FI/O	09/15/2040	193,721
12,120,353	Federal Home Loan Mortgage Corporation, Series 3736-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.59%	I/FI/O	10/15/2040	1,743,223
4,650,266	Federal Home Loan Mortgage Corporation, Series 3753-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.54%	I/FI/O	11/15/2040	708,301
5,147,323	Federal Home Loan Mortgage Corporation, Series 3780-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.04%	I/FI/O	12/15/2040	816,259
1,718,775	Federal Home Loan Mortgage Corporation, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	3.39%	I/FI/O	02/15/2041	208,842
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC (-5 x 1 Month LIBOR USD + 22.75%, 22.75% Cap)	11.00%	I/F‡	08/15/2041	1,617,072
1,764,296	Federal Home Loan Mortgage Corporation, Series 3924-SJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.54%	I/FI/O	09/15/2041	240,514
6,669,780	Federal Home Loan Mortgage Corporation, Series 3960-ES (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.49%	I/FI/O	11/15/2041	785,247
3,724,388	Federal Home Loan Mortgage Corporation, Series 4064-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.54%	I/FI/O	06/15/2042	648,012
2,735,909	Federal Home Loan Mortgage Corporation, Series 4155-GS (-1 x 1 Month LIBOR USD + 5.46%, 5.46% Cap)	2.64%	I/F‡	01/15/2033	2,500,965
12,445,609	Federal Home Loan Mortgage Corporation, Series 4217-CS (-1 x 1 Month LIBOR USD + 5.28%, 5.28% Cap)	2.33%	I/F‡	06/15/2043	9,749,906
3,353,202	Federal Home Loan Mortgage Corporation, Series 4225-BS (-3 x 1 Month LIBOR USD + 11.87%, 11.87% Cap)	5.60%	I/F‡	12/15/2040	3,470,862
4,407,459	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	3.44%	I/FI/O	01/15/2054	680,437
9,423,963	Federal Home Loan Mortgage Corporation, Series 4302-GS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.69%	I/FI/O‡	02/15/2044	1,306,658
199,145	Federal National Mortgage Association, Series 2005-72-WS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.24%	I/FI/O	08/25/2035	21,772
2,074,009	Federal National Mortgage Association, Series 2005-90-SP (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.24%	I/FI/O	09/25/2035	180,979
809,968	Federal National Mortgage Association, Series 2006-117-SQ (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.04%	I/FI/O	12/25/2036	82,849
406,758	Federal National Mortgage Association, Series 2006-119-HS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.14%	I/FI/O	12/25/2036	54,516
6,470,608	Federal National Mortgage Association, Series 2006-123-CI (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.23%	I/FI/O	01/25/2037	1,088,925
2,946,535	Federal National Mortgage Association, Series 2007-15-BI (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.19%	I/FI/O	03/25/2037	450,966
1,037,236	Federal National Mortgage Association, Series 2007-20-S (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.23%	I/FI/O	03/25/2037	131,104
543,382	Federal National Mortgage Association, Series 2007-21-SD (-1 x 1 Month LIBOR USD + 6.48%, 6.48% Cap)	3.97%	I/FI/O	03/25/2037	60,690
1,254,078	Federal National Mortgage Association, Series 2007-30-IE (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.23%	I/FI/O	04/25/2037	214,846
3,334,358	Federal National Mortgage Association, Series 2007-32-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.59%	I/FI/O	04/25/2037	422,408
1,589,129	Federal National Mortgage Association, Series 2007-40-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.59%	I/FI/O	05/25/2037	200,830
255,928	Federal National Mortgage Association, Series 2007-48-SE (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.59%	I/FI/O	05/25/2037	22,245
543,787	Federal National Mortgage Association, Series 2007-64-LI (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.05%	I/FI/O	07/25/2037	65,293
247,900	Federal National Mortgage Association, Series 2007-68-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.14%	I/FI/O	07/25/2037	32,201
7,571,862	Federal National Mortgage Association, Series 2007-75-PI (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap)	4.03%	I/FI/O	08/25/2037	1,192,452
4,351,061	Federal National Mortgage Association, Series 2008-33-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	04/25/2038	584,713
3,507,901	Federal National Mortgage Association, Series 2008-42-SC (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	3.39%	I/FI/O	05/25/2038	449,822
776,023	Federal National Mortgage Association, Series 2008-5-GS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.74%	I/FI/O	02/25/2038	100,018
2,380,537	Federal National Mortgage Association, Series 2008-62-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.54%	I/FI/O	07/25/2038	304,014
1,454,975	Federal National Mortgage Association, Series 2008-68-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.59%	I/FI/O	08/25/2038	187,451
354,799	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.74%	I/FI/O	01/25/2040	40,005
1,284,980	Federal National Mortgage Association, Series 2009-12-CI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.09%	I/FI/O	03/25/2036	170,904
331,585	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.59%	I/FI/O	07/25/2039	28,929
356,174	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.44%	I/FI/O	07/25/2039	35,318
171,167	Federal National Mortgage Association, Series 2009-67-SA (-1 x 1 Month LIBOR USD + 5.15%, 0.25% Floor, 5.15% Cap)	2.64%	I/FI/O	07/25/2037	12,031
715,473	Federal National Mortgage Association, Series 2009-87-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	11/25/2049	83,684
1,326,840	Federal National Mortgage Association, Series 2009-91-SD (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.83%	I/FI/O	11/25/2039	150,731
332,945	Federal National Mortgage Association, Series 2010-109-BS (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	29.16%	I/F	10/25/2040	978,093
299,424	Federal National Mortgage Association, Series 2010-115-SD (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.09%	I/FI/O	11/25/2039	36,632
489,579	Federal National Mortgage Association, Series 2010-11-SC (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	2.29%	I/FI/O	02/25/2040	35,722
2,517,397	Federal National Mortgage Association, Series 2010-134-SE (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.14%	I/FI/O	12/25/2025	208,774
8,287,208	Federal National Mortgage Association, Series 2010-142-SC (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.09%	I/FI/O	12/25/2040	1,453,868
3,038,157	Federal National Mortgage Association, Series 2010-150-MS (-1 x 1 Month LIBOR USD + 6.53%, 6.53% Cap)	4.02%	I/FI/O	01/25/2041	443,940
1,360,373	Federal National Mortgage Association, Series 2010-15-SL (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.44%	I/FI/O	03/25/2040	124,693
379,341	Federal National Mortgage Association, Series 2010-19-SA (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.89%	I/FI/O	03/25/2050	45,013
1,234,654	Federal National Mortgage Association, Series 2010-31-SB (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.68%	I/FI/O	04/25/2040	122,781
2,002,713	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	3.16%	I/FI/O	05/25/2040	207,420
385,418	Federal National Mortgage Association, Series 2010-8-US (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	2.29%	I/FI/O	02/25/2040	23,816
358,644	Federal National Mortgage Association, Series 2010-9-GS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.24%	I/FI/O	02/25/2040	20,544
1,729,052	Federal National Mortgage Association, Series 2011-114-S (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	09/25/2039	200,028
2,297,005	Federal National Mortgage Association, Series 2011-146-US (-1 x 1 Month LIBOR USD + 7.00%, 7.00% Cap)	3.49%	I/F‡	01/25/2042	2,098,970
157,371	Federal National Mortgage Association, Series 2011-40-SA (-3 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	3.73%	I/F	09/25/2040	146,452
1,649,178	Federal National Mortgage Association, Series 2011-58-SA (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.04%	I/FI/O	07/25/2041	265,738
1,058,028	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	3.89%	I/FI/O	11/25/2040	109,862
458,711	Federal National Mortgage Association, Series 2012-29-SG (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	04/25/2042	40,305
5,692,555	Federal National Mortgage Association, Series 2012-56-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.54%	I/FI/O	06/25/2042	714,745
5,976,993	Federal National Mortgage Association, Series 2012-76-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	07/25/2042	873,605
5,907	Federal National Mortgage Association, Series 2012-82-SC (-2 x 1 Month LIBOR USD + 7.53%, 7.53% Cap)	3.41%	I/F	08/25/2042	5,634
6,666,782	Federal National Mortgage Association, Series 2013-17-MS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.58%	I/F‡	03/25/2043	5,411,912
4,134,825	Federal National Mortgage Association, Series 2013-18-BS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.39%	I/F‡	03/25/2043	3,429,475
2,668,267	Federal National Mortgage Association, Series 2013-41-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.24%	I/F‡	05/25/2043	2,156,427
3,152,491	Federal National Mortgage Association, Series 2013-51-SH (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.24%	I/F‡	05/25/2033	2,792,936
10,316,596	Federal National Mortgage Association, Series 2013-55-KS (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.24%	I/F‡	06/25/2043	8,326,442
9,953,709	Federal National Mortgage Association, Series 2013-83-US (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.49%	I/F‡	08/25/2043	8,332,855
376,407	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	86,849
966,762	Government National Mortgage Association, Series 2009-104-SD (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	3.89%	I/FI/O	11/16/2039	125,306
222,626	Government National Mortgage Association, Series 2010-98-IA	5.74%	#I/O	03/20/2039	28,006
113,658	Government National Mortgage Association, Series 2011-56-KS (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.64%	I/FI/O	08/16/2036	183
1,258,143	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	2.88%	I/FI/O	05/20/2041	138,569
7,603,666	Government National Mortgage Association, Series 2011-70-WS (-2 x 1 Month LIBOR USD + 9.70%, 9.70% Cap)	4.76%	I/F‡	12/20/2040	7,708,817
1,856,235	Government National Mortgage Association, Series 2011-71-SG (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.93%	I/FI/O	05/20/2041	198,356
2,171,426	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	2.91%	I/FI/O	05/20/2041	255,957
2,533,626	Government National Mortgage Association, Series 2011-89-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	2.98%	I/FI/O	06/20/2041	268,247
1,213,248	Government National Mortgage Association, Series 2012-34-LI (-20 x 1 Month LIBOR USD + 122.00%, 6.00% Cap)	6.00%	I/FI/O	12/16/2039	278,099
9,386,213	Government National Mortgage Association, Series 2013-119-TZ	3.00%	>‡	08/20/2043	8,945,865
5,053,419	Government National Mortgage Association, Series 2013-188-MS (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.09%	I/FI/O	12/16/2043	612,355
39,649,153	Government National Mortgage Association, Series 2013-39-HS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.28%	I/FI/O‡	03/20/2041	3,541,799
7,125,233	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.73%	I/FI/O	03/20/2044	912,105
10,192,739	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.79%	I/FI/O	04/16/2044	1,477,186
7,098,061	Government National Mortgage Association, Series 2014-63-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.08%	I/FI/O	04/20/2044	1,227,533
6,394,701	Government National Mortgage Association, Series 2014-69-ST (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.64%	I/FI/O	12/16/2039	821,484
7,841,682	Government National Mortgage Association, Series 2015-148 (-1 x 1 Month LIBOR USD + 5.69%, 5.69% Cap)	3.22%	I/FI/O	10/20/2045	1,061,739
49,085,247	Government National Mortgage Association, Series 2018-111-SA (-1 x 1 Month LIBOR USD + 4.55%, 4.55% Cap)	2.08%	I/FI/O‡	08/20/2048	3,336,825
92,294,305	Government National Mortgage Association, Series 2018-48-SD (-1 x 1 Month LIBOR USD + 3.90%, 3.90% Cap)	1.43%	I/FI/O	04/20/2048	5,107,152

Total US Government and Agency Mortgage Backed Obligations (Cost $119,908,921)					111,964,186

US Government and Agency Obligations - 6.7%
20,000,000	United States Treasury Notes	1.38%	‡	12/15/2019	19,763,567

Total US Government and Agency Obligations (Cost $19,746,033)					19,763,567

Short Term Investments - 0.6%
612,083	First American Government Obligations Fund - Class X	2.30%	◆		612,083
612,083	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		612,083
612,083	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		612,083

Total Short Term Investments (Cost $1,836,249)					1,836,249

Total Investments - 125.3% (Cost $383,152,716)					371,367,116
Liabilities in Excess of Other Assets - (25.3)%					(74,872,122)

NET ASSETS - 100.0%					$296,494,994

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2018.

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $138,360,152 or 46.7% of net assets.

¥	Illiquid security

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2018.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2018.

Þ	Value determined using significant unobservable inputs.

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

◆	Seven-day yield as of December 31, 2018

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2018.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	37.8%
Non-Agency Residential Collateralized Mortgage Obligations	36.6%
Non-Agency Commercial Mortgage Backed Obligations	16.4%
Collateralized Loan Obligations	13.7%
Bank Loans	8.8%
US Government and Agency Obligations	6.7%
Asset Backed Obligations	4.1%
Foreign Corporate Bonds	0.6%
Short Term Investments	0.6%
Other Assets and Liabilities	(25.3)%

100.0%

Reverse Repurchase Agreements

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JP Morgan Securities LLC	2.94%	12/6/2018	1/4/2019	$40,067,000	$40,148,718
Goldman Sachs	2.72%	12/18/2018	3/19/2019	19,552,000	19,571,204
Goldman Sachs	3.29%	12/26/2018	1/28/2019	10,907,000	10,911,984
JP Morgan Securities LLC	2.89%	12/6/2018	1/4/2019	7,418,000	7,432,872

				$77,944,000	$78,064,778

The weighted average daily balance of reverse repurchase agreements during the reporting period ended December 31, 2018 was $80,730,641, at a weighted average interest rate of 2.73%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at December 31, 2018 was $94,680,441.

Securities Accounted for as Secured Borrowings

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Reverse Repurchase Agreements
US Government and Agency Mortgage Backed Obligations	$-	$58,392,000	$-	$-	$58,392,000
US Government and Agency Obligations	-	-	19,552,000	-	19,552,000

Total Borrowings	$-	$58,392,000	$19,552,000	$-	$77,944,000

Gross amount of recognized liabilities for reverse repurchase agreements					$77,944,000

Notes to Schedule of Investments

December 31, 2018 (Unaudited)

Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. The Fund has previously operated as a non-diversified fund and may operate as a non-diversified fund in the future to the extent permitted by applicable law. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, ”Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at December 31, 2018

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20181:

Category
Investments in Securities
Level 1
Money Market Funds	$1,836,249

Total Level 1	1,836,249
Level 2
US Government and Agency Mortgage Backed Obligations	111,964,186
Non-Agency Residential Collateralized Mortgage Obligations	75,581,736
Collateralized Loan Obligations	40,604,440
Non-Agency Commercial Mortgage Backed Obligations	39,605,049
Bank Loans	26,018,941
US Government and Agency Obligations	19,763,567
Asset Backed Obligations	12,200,739
Foreign Corporate Bonds	1,932,740

Total Level 2	327,671,398
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	32,969,844
Non-Agency Commercial Mortgage Backed Obligations	8,889,625

Total Level 3	41,859,469

Total	$371,367,116

Certain of the Fund’s assets/liabilities are held at face value, which approximates fair value for financial statement purposes. The following is a summary of such assets/liabilities as of December 31, 2018.

Other Financial Instruments
Level 1	$-

Total Level 1	-
Level 2
Reverse Repurchase Agreements	77,944,000

Total Level 2	77,944,000
Level 3	-

Total	$77,944,000

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2018.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) [3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3 [4]	Transfers Out of Level 3 [4]	Fair Value as of 12/31/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2018 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,761,185	$-	$1,128,371	$80,288	$-	$-	$-	$-	$32,969,844	$1,128,371
Non-Agency Commercial Mortgage Backed Obligations	8,831,349	-	3,432	54,844	-	-	-	-	8,889,625	3,432
Asset Backed Obligations	535,850	(3,124,021)	3,313,158	-	-	(724,987)	-	-	-	-

Total	$41,128,384	$(3,124,021)	$4,444,961	$135,132	$-	$(724,987)	$-	$-	$41,859,469	$1,131,803

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2018 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2018 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$32,969,844	Market Comparables	Market Quotes	$95.80 - $111.79 ($102.38)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$8,889,625	Market Comparables	Yields	5.46% - 77.69% (18.38%)	Increase in yields would have resulted in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Opportunistic Credit Fund

By (Signature and Title)       /s/ Ronald R. Redell

                      Ronald R. Redell, President and Chief Executive Officer

Date       2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Ronald R. Redell

                      Ronald R. Redell, President and Chief Executive Officer

Date       2/26/2019

By (Signature and Title)          /s/ Susan Nichols

                  Susan Nichols, Treasurer  and Principal Financial and Accounting Officer

Date       2/26/2019